Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements of Operations [Abstract]
Revenue	$ 85,000		$ 115,400		$ 119,998
Cost of services	(97,829)		(331,710)		(114,947)
Gross profit (loss)	(12,829)		(216,310)		5,051
Operating expenses:
Research and development	299,500	327,253	1,475,847	828,002	2,325,539	1,174,473
Patent application and prosecution fees	649,378	321,643	1,187,145	1,490,657	1,724,988	2,394,118
Selling, general and administrative expenses	772,508	1,281,736	2,122,330	2,629,669	7,018,803	2,314,315
Total operating expenses	1,721,386	1,930,632	4,785,322	4,948,328	11,069,330	5,882,906
Loss from operations	(1,734,215)	(1,930,632)	(5,001,632)	(4,948,328)	(11,064,279)	(5,882,906)
Other income (expenses):
Gain (loss) on change in fair value of derivative	(3,274,387)	(8,977,501)	6,170,172	(11,418,423)	(10,193,218)	38,497
Loss on extinguishment of debt			(3,756,985)	(150,000)	(150,000)
Interest expense	(760,050)	(747,477)	(3,639,364)	(1,285,476)	(1,909,022)	(80,522)
Total other income (expense)	(4,034,437)	(9,724,978)	(1,226,177)	(12,853,899)	(12,252,240)	(42,025)
Net loss	$ (5,768,652)	$ (11,655,610)	$ (6,227,809)	$ (17,802,227)	$ (23,316,519)	$ (5,924,931)
Net loss per share, basic and diluted	$ (0.10)	$ (0.24)	$ (0.11)	$ (0.38)	$ (0.49)	$ (0.14)
Weighted average common shares outstanding, basic and diluted	58,973,457	49,488,166	57,103,514	46,759,780	47,893,197	43,640,824